RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Transactions with Golar Power and Affiliates (Details) - Golar Power $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 2,788
Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	1,965
Ship management fees income
Related Party Transaction [Line Items]
Revenue from related parties	335
Surety bond and debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount	$ 488